International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M2, 7.569%, (30-day average SOFR + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,787,439
Total Collateralized Mortgage Obligations (identified cost $1,692,896)		$ 1,787,439

Foreign Corporate Bonds — 3.2%
Security	Principal Amount (000's omitted)		Value
Iceland — 3.2%
Arion Banki HF, 6.00%, 4/12/24(3)	ISK	140,000	$ 1,045,413
Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	40,000	300,823
Total Foreign Corporate Bonds (identified cost $959,412)			$ 1,346,236

Sovereign Government Bonds — 66.9%
Security	Principal Amount (000's omitted)		Value
Chile — 2.0%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(1)(3)	CLP	700,000	$ 826,408
			$ 826,408
Cyprus — 5.4%
Cyprus Government International Bond:
2.75%, 2/26/34(3)	EUR	407	$ 404,501
4.125%, 4/13/33(3)	EUR	1,618	1,853,999
			$ 2,258,500
Dominican Republic — 3.9%
Dominican Republic:
8.00%, 1/15/27(3)	DOP	3,970	$ 66,436
8.00%, 2/12/27(3)	DOP	20,150	337,889
12.00%, 8/8/25(1)	DOP	10,930	200,709
13.00%, 6/10/34(3)	DOP	25,400	558,756
13.625%, 2/3/33(1)	DOP	8,000	176,296
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	14,947
13.00%, 12/5/25(1)	DOP	8,440	160,096
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Central Bank Notes: (continued)
13.00%, 1/30/26(1)	DOP	6,240	$ 118,907
			$ 1,634,036
Germany — 9.1%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	3,700	$ 3,829,367
			$ 3,829,367
Greece — 0.0%(4)
Hellenic Republic Government Bond, 0.00%, GDP-Linked, 10/15/42	EUR	4,090	$ 17,404
			$ 17,404
Honduras — 0.4%
Honduras Government International Bond, 7.50%, 3/15/24(3)	USD	158	$ 157,819
			$ 157,819
Hungary — 1.4%
Hungary Government Bond:
3.00%, 10/27/38	HUF	68,870	$ 120,671
4.00%, 4/28/51	HUF	37,210	64,368
4.75%, 11/24/32	HUF	167,540	395,929
			$ 580,968
Iceland — 4.1%
Republic of Iceland:
2.50%, 4/15/24	ISK	147,203	$ 1,070,489
5.00%, 11/15/28	ISK	3,916	27,217
8.00%, 6/12/25	ISK	85,178	646,523
			$ 1,744,229
India — 7.2%
Export-Import Bank of India, 2.25%, 1/13/31(3)	USD	1,000	$ 804,377
India Government Bond:
7.10%, 4/18/29	INR	124,900	1,512,490
7.26%, 2/6/33	INR	59,600	731,097
			$ 3,047,964
Indonesia — 1.8%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	1,053,000	$ 69,974
7.125%, 6/15/42	IDR	1,472,000	103,133

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Government Bond: (continued)
7.125%, 6/15/43	IDR	8,036,000	$ 570,321
7.375%, 5/15/48	IDR	529,000	37,465
			$ 780,893
Mexico — 8.3%
Mexican Udibonos:
4.00%, 11/30/28	MXN	58,809	$ 3,406,275
4.00%, 11/3/50	MXN	1,558	87,541
			$ 3,493,816
New Zealand — 3.1%
New Zealand Government Bond, 3.00%, 9/20/30(3)(5)	NZD	1,980	$ 1,288,403
			$ 1,288,403
Peru — 2.7%
Peru Government Bond:
5.35%, 8/12/40	PEN	1,006	$ 238,543
5.40%, 8/12/34	PEN	1,581	393,441
6.95%, 8/12/31	PEN	845	240,679
7.30%, 8/12/33(3)	PEN	914	263,929
			$ 1,136,592
Philippines — 1.4%
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$ 612,468
			$ 612,468
Romania — 0.7%
Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	405	$ 293,713
			$ 293,713
Serbia — 4.3%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	187,260	$ 1,814,262
			$ 1,814,262
South Africa — 4.9%
Republic of South Africa:
8.00%, 1/31/30	ZAR	9,000	$ 451,667
10.50%, 12/21/26	ZAR	27,560	1,612,531
			$ 2,064,198
Security	Principal Amount (000's omitted)		Value
South Korea — 3.6%
Korea Treasury Bond, 4.00%, 12/10/31	KRW	1,901,500	$ 1,522,846
			$ 1,522,846
Ukraine — 0.2%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	563	$ 12,351
11.67%, 11/22/23	UAH	1,508	33,083
12.70%, 10/30/24	UAH	2,017	37,734
			$ 83,168
Uruguay — 2.4%
Uruguay Government Bond:
3.875%, 7/2/40	UYU	11,119	$ 320,460
9.75%, 7/20/33	UYU	24,969	698,949
			$ 1,019,409
Total Sovereign Government Bonds (identified cost $29,313,722)			$28,206,463

U.S. Government Agency Mortgage-Backed Securities — 8.8%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.909%, (COF + 1.79%), with maturity at 2035(6)	$101	$ 99,700
5.00%, with maturity at 2052	958	937,409
5.50%, 30-Year, TBA(7)	2,700	2,682,914
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,722,815)		$ 3,720,023

U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(8)(9)	$543	$ 350,226
0.625%, 7/15/32(8)(9)	340	312,202
Total U.S. Treasury Obligations (identified cost $736,404)		$ 662,428

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 17.7%
Affiliated Fund — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(10)	2,524,155	$ 2,524,155
Total Affiliated Fund (identified cost $2,524,155)		$ 2,524,155

U.S. Treasury Obligations — 11.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 10/5/23	$1,000	$ 990,515
0.00%, 10/12/23(9)	2,000	1,978,930
0.00%, 10/26/23(9)	2,000	1,974,880
Total U.S. Treasury Obligations (identified cost $4,945,172)		$ 4,944,325
Total Short-Term Investments (identified cost $7,469,327)		$ 7,468,480

Total Purchased Options — 0.2% (identified cost $91,566)	$ 101,112
Total Investments — 102.6% (identified cost $43,986,142)	$43,292,181
Total Written Swaptions — (0.1)% (premiums received $29,158)	$ (35,466)
Other Assets, Less Liabilities — (2.5)%	$(1,071,707)
Net Assets — 100.0%	$42,185,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $3,269,855 or 7.8% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $12,046,780 or 28.6% of the Portfolio's net assets.
(4)	Amount is less than 0.05%.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2023.
(7)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Purchased Currency Options (OTC) — 0.2%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD	Goldman Sachs International	USD	910,000	BRL	4.93	1/22/24	$ 42,288
Call BRL vs. Put USD	UBS AG	USD	110,000	BRL	4.90	1/23/24	4,725
Call BRL vs. Put USD	UBS AG	USD	690,000	BRL	4.91	1/23/24	30,499
Call BRL vs. Put USD (Digital Option)	Bank of America, N.A.	USD	80,000	BRL	4.50	10/27/23	11,106
Call BRL vs. Put USD (Digital Option)	Bank of America, N.A.	USD	90,000	BRL	4.50	10/27/23	12,494
Total							$101,112

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 8/24/23 to pay SOFR and receive 3.60%	Citibank, N.A.	USD	(1,265,000)	8/24/23	$(17,235)
Option to enter into interest rate swap expiring 11/24/23 to pay SOFR and receive 3.80%	Citibank, N.A.	USD	(1,265,000)	11/24/23	(18,231)
Total					$(35,466)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	1,684,080	USD	314,002	9/11/23	$ 39,683
USD	1,060,000	BRL	5,160,886	9/11/23	(23,872)
CLP	157,600,000	USD	195,037	9/20/23	(8,158)
COP	1,111,194,438	USD	260,005	9/20/23	19,508
COP	647,800,000	USD	144,824	9/20/23	18,125
COP	612,000,000	USD	137,097	9/20/23	16,847
COP	407,480,000	USD	91,220	9/20/23	11,278
COP	372,200,000	USD	83,575	9/20/23	10,049
COP	520,000	USD	116	9/20/23	14
EUR	11,008,954	USD	12,068,747	9/20/23	64,434
EUR	2,089,920	USD	2,269,766	9/20/23	33,575
EUR	67,274	USD	73,564	9/20/23	580
EUR	93,729	USD	102,752	9/20/23	549
KRW	1,892,341,253	USD	1,492,088	9/20/23	(7,018)
PEN	3,256,041	USD	892,090	9/20/23	8,192
PEN	388,959	USD	106,567	9/20/23	979
PEN	60,893	USD	16,554	9/20/23	283
PEN	370,000	USD	103,662	9/20/23	(1,358)
USD	320,059	CLP	261,840,000	9/20/23	9,573
USD	195,037	CLP	157,600,000	9/20/23	8,158
USD	256,043	CLP	213,540,000	9/20/23	2,831
USD	268,813	CLP	224,620,000	9/20/23	2,462
USD	8,583	COP	36,800,000	9/20/23	(674)
USD	88,124	COP	373,700,000	9/20/23	(5,877)
USD	88,514	COP	379,460,282	9/20/23	(6,936)
USD	184,935	COP	784,234,156	9/20/23	(12,333)
USD	366,450	COP	1,577,000,000	9/20/23	(30,232)
USD	14,477	EUR	13,239	9/20/23	(114)
USD	56,294	EUR	51,481	9/20/23	(444)
USD	173,295	EUR	158,078	9/20/23	(925)
USD	525,909	EUR	479,727	9/20/23	(2,808)
USD	708,286	EUR	646,089	9/20/23	(3,781)
USD	845,106	EUR	770,895	9/20/23	(4,512)

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	850,418	EUR	775,740	9/20/23	$ (4,540)
USD	1,276,599	EUR	1,164,497	9/20/23	(6,816)
USD	914,403	EUR	836,219	9/20/23	(7,210)
USD	363,487	EUR	337,273	9/20/23	(8,229)
USD	1,553,781	EUR	1,417,338	9/20/23	(8,295)
USD	1,127,792	EUR	1,031,362	9/20/23	(8,893)
USD	1,677,249	EUR	1,529,965	9/20/23	(8,955)
USD	504,228	EUR	467,865	9/20/23	(11,415)
USD	529,765	EUR	491,560	9/20/23	(11,993)
USD	2,291,109	EUR	2,089,920	9/20/23	(12,232)
USD	4,963,507	EUR	4,527,647	9/20/23	(26,500)
USD	19,369	PEN	71,000	9/20/23	(262)
USD	419,163	PEN	1,518,000	9/20/23	(558)
USD	77,773	PEN	285,000	9/20/23	(1,028)
USD	85,960	PEN	315,000	9/20/23	(1,136)
USD	135,996	PEN	498,522	9/20/23	(1,843)
USD	135,980	PEN	500,000	9/20/23	(2,268)
USD	271,887	PEN	1,000,000	9/20/23	(4,609)
USD	271,887	PEN	1,000,000	9/20/23	(4,609)
USD	405,151	PEN	1,482,000	9/20/23	(4,617)
USD	543,700	PEN	2,000,000	9/20/23	(9,292)
USD	164,681	PHP	9,000,000	9/20/23	347
USD	246,819	PHP	13,500,000	9/20/23	318
USD	146,389	PHP	8,000,000	9/20/23	314
USD	91,524	PHP	5,000,000	9/20/23	227
IDR	14,056,829,911	USD	936,560	10/18/23	(6,966)
IDR	22,488,000,000	USD	1,498,481	10/18/23	(11,324)
USD	1,243,403	IDR	18,660,000,000	10/18/23	9,396
USD	777,079	IDR	11,663,184,263	10/18/23	5,780
					$(9,130)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	467,865	USD	514,565	Bank of America, N.A.	8/4/23	$ —	$ (98)
USD	2,011,784	CNH	14,156,800	BNP Paribas	8/8/23	29,958	—
USD	199,509	CNH	1,371,000	Citibank, N.A.	8/8/23	7,582	—
MYR	400,000	USD	90,724	Credit Agricole Corporate and Investment Bank	8/15/23	—	(1,927)
MYR	150,000	USD	34,002	Goldman Sachs International	8/15/23	—	(703)
USD	119,461	MYR	550,000	Goldman Sachs International	8/15/23	—	(2,633)
MYR	600,000	USD	130,619	Barclays Bank PLC	8/30/23	2,722	—
MYR	300,000	USD	65,452	Goldman Sachs International	8/30/23	1,218	—

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	195,482	MYR	900,000	Goldman Sachs International	8/30/23	$ —	$ (4,530)
BRL	5,158,278	USD	1,060,000	Citibank, N.A.	9/11/23	23,324	—
USD	314,194	BRL	1,684,080	Citibank, N.A.	9/11/23	—	(39,491)
USD	724,291	ZAR	13,297,982	UBS AG	9/18/23	—	(16,128)
AUD	800,000	USD	522,337	Citibank, N.A.	9/20/23	15,921	—
AUD	628,737	USD	429,836	Citibank, N.A.	9/20/23	—	(6,809)
AUD	641,000	USD	438,104	Citibank, N.A.	9/20/23	—	(6,825)
AUD	599,000	USD	409,440	Standard Chartered Bank	9/20/23	—	(6,420)
AUD	1,066,195	USD	696,439	UBS AG	9/20/23	20,921	—
CAD	1,460,000	USD	1,096,141	Bank of America, N.A.	9/20/23	11,791	—
CAD	1,000,000	USD	752,138	Bank of America, N.A.	9/20/23	6,720	—
CAD	349,434	USD	261,764	Bank of America, N.A.	9/20/23	3,406	—
CZK	1,660,000	EUR	75,288	Goldman Sachs International	9/20/23	—	(180)
CZK	3,320,000	EUR	150,576	Goldman Sachs International	9/20/23	—	(367)
CZK	3,320,000	EUR	150,576	UBS AG	9/20/23	—	(326)
EUR	535,450	HUF	577,188	UBS AG	9/20/23	19,559	—
GBP	1,240,000	USD	1,547,324	State Street Bank and Trust Company	9/20/23	44,361	—
HUF	54,687,058	EUR	154,507	Goldman Sachs International	9/20/23	799	—
HUF	43,749,646	EUR	127,629	Goldman Sachs International	9/20/23	—	(1,658)
HUF	142,186,350	EUR	416,492	Goldman Sachs International	9/20/23	—	(9,359)
HUF	43,498,086	EUR	126,895	Standard Chartered Bank	9/20/23	—	(1,616)
HUF	138,692,510	EUR	408,086	Standard Chartered Bank	9/20/23	—	(12,318)
JPY	748,013,672	USD	5,440,073	Bank of America, N.A.	9/20/23	—	(141,954)
MYR	550,000	USD	119,950	Barclays Bank PLC	9/20/23	2,443	—
MYR	449,935	USD	98,046	Goldman Sachs International	9/20/23	2,079	—
MYR	410,000	USD	89,510	State Street Bank and Trust Company	9/20/23	1,728	—
PLN	121,198	EUR	29,342	BNP Paribas	9/20/23	420	—
PLN	121,000	EUR	29,280	HSBC Bank USA, N.A.	9/20/23	421	—
PLN	61,000	EUR	14,768	HSBC Bank USA, N.A.	9/20/23	214	—
THB	4,002,600	USD	116,031	Standard Chartered Bank	9/20/23	1,438	—
THB	1,400,000	USD	40,712	Standard Chartered Bank	9/20/23	375	—
USD	262,349	CAD	349,434	Bank of America, N.A.	9/20/23	—	(2,822)
USD	1,845,284	CAD	2,460,000	Bank of America, N.A.	9/20/23	—	(21,506)
USD	22,202	JPY	3,163,777	Citibank, N.A.	9/20/23	—	(206)
USD	84,452	MXN	1,500,000	Standard Chartered Bank	9/20/23	—	(4,338)
USD	1,473,773	MXN	26,000,000	Standard Chartered Bank	9/20/23	—	(65,266)
USD	885,332	MXN	15,674,100	UBS AG	9/20/23	—	(42,477)
USD	902,437	MXN	16,000,000	UBS AG	9/20/23	—	(44,663)
USD	23,935	MYR	109,935	Credit Agricole Corporate and Investment Bank	9/20/23	—	(529)
USD	283,101	MYR	1,300,000	State Street Bank and Trust Company	9/20/23	—	(6,191)
USD	139,362	NZD	229,162	Citibank, N.A.	9/20/23	—	(2,980)
USD	1,526,522	NZD	2,477,007	Citibank, N.A.	9/20/23	—	(12,044)
USD	1,633,134	NZD	2,650,000	Citibank, N.A.	9/20/23	—	(12,885)
USD	430,928	NZD	700,000	UBS AG	9/20/23	—	(3,870)
USD	447,180	ZAR	8,400,000	Barclays Bank PLC	9/20/23	—	(20,439)

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	445,368	ZAR	8,384,046	Citibank, N.A.	9/20/23	$ —	$ (21,363)
USD	445,990	ZAR	8,400,000	HSBC Bank USA, N.A.	9/20/23	—	(21,629)
HUF	28,704,178	EUR	81,796	BNP Paribas	1/11/24	1,225	—
HUF	25,982,880	EUR	73,409	UBS AG	1/11/24	730	—
HUF	87,499,292	EUR	249,340	UBS AG	1/11/24	402	—
						$199,757	$(536,550)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/11/23	COP	609,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$(156,001)	$ (683)
8/11/23	COP	609,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	(155,318)	2,800
8/25/23	COP	391,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	(99,719)	288
8/25/23	COP	391,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	(99,369)	350
						$2,755
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Long Gilt	12	Long	9/27/23	$ 1,480,421	$ 6,612
U.S. Ultra-Long Treasury Bond	5	Long	9/20/23	661,094	(8,125)
U.S. 10-Year Treasury Note	30	Long	9/20/23	3,342,188	(71,250)
Euro-Bobl	(1)	Short	9/7/23	(127,421)	1,287
Euro-Bund	(14)	Short	9/7/23	(2,047,270)	17,394
Euro-Buxl	(1)	Short	9/7/23	(147,971)	2,110
Japan 10-Year Bond	(1)	Short	9/12/23	(1,031,877)	7,381
					$(44,591)

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 50,729
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	50,729
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	33,794
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	49,914
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(45,243)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(67,865)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(67,978)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(68,810)
EUR	110	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(7,723)
EUR	500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	(17,246)
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	2,437
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(51,406)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(18,134)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	29,187
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	14,426
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	21,954
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	5,012
							$(86,223)

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	500	Pays	6-months AUD Bank Bill (pays semi-annually)	4.48% (pays semi-annually)	6/21/25	$ (14)	$ —	$ (14)
CLP	1,426,660	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.38% (pays semi-annually)	1/20/24	3,538	—	3,538
CLP	4,993,320	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.39% (pays semi-annually)	1/21/24	13,417	—	13,417
CLP	2,531,170	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.22% (pays semi-annually)	1/27/24	6,563	—	6,563
CLP	3,020,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.26% (pays semi-annually)	1/28/24	8,996	—	8,996
CLP	59,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	(837)	—	(837)
CLP	643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	(9,309)	—	(9,309)
CLP	96,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	(1,408)	—	(1,408)
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	(1,576)	—	(1,576)
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	(1,668)	—	(1,668)
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	(1,805)	—	(1,805)
CLP	84,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	(1,636)	—	(1,636)
CLP	52,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	(1,025)	—	(1,025)
CLP	72,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	(1,541)	—	(1,541)
CLP	82,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	(1,814)	—	(1,814)
CLP	756,080	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	9,581	242	9,823
CLP	253,920	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	4,605	—	4,605
CNY	5,500	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	35	—	35

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	651,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	$ 7,985	$ —	$ 7,985
COP	3,800,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.26% (pays quarterly)	6/21/28	(50,105)	—	(50,105)
COP	1,259,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.71% (pays quarterly)	9/20/28	(813)	—	(813)
CZK	3,829	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	611	—	611
CZK	7,658	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	1,632	—	1,632
CZK	11,513	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	2,776	—	2,776
EUR	4,100	Pays	6-month EURIBOR (pays semi-annually)	3.60% (pays annually)	6/21/25	(13,780)	—	(13,780)
GBP	850	Pays	1-day Sterling Overnight Index Average (pays annually)	4.20% (pays annually)	6/21/33	(5,781)	—	(5,781)
INR	13,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(313)	—	(313)
INR	70,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(1,608)	—	(1,608)
INR	82,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(1,876)	—	(1,876)
INR	72,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.52% (pays semi-annually)	9/20/25	(1,328)	—	(1,328)
INR	44,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.52% (pays semi-annually)	9/20/25	(799)	—	(799)
INR	44,900	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.30% (pays semi-annually)	9/20/28	4,630	—	4,630
JPY	80,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	11,951	—	11,951
JPY	90,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	13,445	—	13,445
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	(3,114)	—	(3,114)
JPY	26,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(1,372)	—	(1,372)
JPY	23,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(1,374)	—	(1,374)
JPY	25,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(1,746)	—	(1,746)
JPY	11,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(863)	—	(863)

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	11,100	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	$ (925)	$ —	$ (925)
JPY	11,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(966)	—	(966)
KRW	623,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.10% (pays quarterly)	2/1/28	(10,453)	—	(10,453)
KRW	624,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.50% (pays quarterly)	9/20/28	1,478	—	1,478
KRW	60,947	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	(1,216)	—	(1,216)
KRW	370,101	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	6/21/33	(5,483)	—	(5,483)
KRW	68,321	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(924)	—	(924)
KRW	18,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(212)	—	(212)
KRW	30,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(458)	—	(458)
KRW	21,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(299)	—	(299)
KRW	5,131	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(71)	—	(71)
KRW	28,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(348)	—	(348)
KRW	28,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(339)	—	(339)
KRW	44,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(339)	—	(339)
KRW	45,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	1	—	1
KRW	91,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	231	—	231
KRW	42,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	109	—	109
KRW	36,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	104	—	104

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	42,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	$ 205	$ —	$ 205
MXN	18,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	25,556	—	25,556
MXN	2,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	945	—	945
MXN	6,600	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.41% (pays monthly)	7/14/28	1,181	—	1,181
PLN	890	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(13,119)	—	(13,119)
PLN	1,010	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(20,099)	—	(20,099)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(22,003)	—	(22,003)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(25,212)	—	(25,212)
PLN	800	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(40,993)	—	(40,993)
PLN	510	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(11,547)	—	(11,547)
PLN	590	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(17,185)	—	(17,185)
PLN	1,500	Receives	6-month PLN WIBOR (pays semi-annually)	5.98% (pays annually)	12/21/32	(47,501)	—	(47,501)
PLN	750	Receives	6-month PLN WIBOR (pays semi-annually)	5.32% (pays annually)	2/1/33	(8,238)	—	(8,238)
PLN	1,327	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	9/20/33	(2,174)	—	(2,174)
PLN	667	Receives	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/20/33	(1,212)	—	(1,212)
PLN	413	Receives	6-month PLN WIBOR (pays semi-annually)	4.82% (pays annually)	9/20/33	(1,633)	—	(1,633)
SEK	6,200	Pays	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	8,059	—	8,059
SEK	6,200	Receives	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	2,597	(9,848)	(7,251)
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(62,532)	—	(62,532)
USD	160	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(9,724)	—	(9,724)
USD	1,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	(54,664)	—	(54,664)
USD	220	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(1,254)	—	(1,254)
USD	310	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(1,508)	—	(1,508)
USD	300	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(1,323)	—	(1,323)

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	270	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	$ (1,139)	$ —	$ (1,139)
ZAR	1,250	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	(1,657)	1	(1,656)
ZAR	3,001	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	275	4	279
ZAR	2,820	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	289	4	293
ZAR	3,158	Pays	3-month ZAR JIBAR (pays quarterly)	8.26% (pays quarterly)	2/27/28	(744)	4	(740)
ZAR	3,021	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	2/27/28	82	4	86
Total						$(344,122)	$(9,589)	$(353,711)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$300	1.00% (pays quarterly)(1)	0.44%	6/20/24	$1,803	$(795)	$1,008
Total		$300				$1,803	$(795)	$1,008
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $300,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 140,904,680 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$4,973
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(8,997)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(25,200)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	Not Applicable/ 4/20/32	(3,093)
				$(32,317)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona

JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SEK	– Swedish Krona
THB	– Thai Baht
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
ZAR	– South African Rand
At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,524,155, which represents 6.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,368,351	$47,158,796	$(46,002,992)	$ —	$ —	$2,524,155	$95,390	2,524,155
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 1,787,439	$ —	$ 1,787,439
Foreign Corporate Bonds	—	1,346,236	—	1,346,236
Sovereign Government Bonds	—	28,206,463	—	28,206,463
U.S. Government Agency Mortgage-Backed Securities	—	3,720,023	—	3,720,023
U.S. Treasury Obligations	—	662,428	—	662,428
Short-Term Investments:
Affiliated Fund	2,524,155	—	—	2,524,155
U.S. Treasury Obligations	—	4,944,325	—	4,944,325
Purchased Currency Options	—	101,112	—	101,112
Total Investments	$2,524,155	$40,768,026	$ —	$43,292,181

International Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 463,259	$ —	$ 463,259
Non-Deliverable Bond Forward Contracts	—	3,438	—	3,438
Futures Contracts	34,784	—	—	34,784
Swap Contracts	—	395,835	—	395,835
Total	$2,558,939	$41,630,558	$ —	$44,189,497
Liability Description
Written Interest Rate Swaptions	$ —	$ (35,466)	$ —	$ (35,466)
Forward Foreign Currency Exchange Contracts	—	(809,182)	—	(809,182)
Non-Deliverable Bond Forward Contracts	—	(683)	—	(683)
Futures Contracts	(79,375)	—	—	(79,375)
Swap Contracts	—	(856,694)	—	(856,694)
Total	$ (79,375)	$(1,702,025)	$ —	$(1,781,400)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$532,429	$41,884	$574,313
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—
Cost of purchases	—	—	—
Proceeds from sales, including return of capital	—	—	—
Accrued discount (premium)	—	—	—
Transfers to Level 3	—	—	—
Transfers from Level 3(1)	(532,429)	(41,884)	(574,313)
Balance as of July 31, 2023	$ —	$ —	$ —
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.